COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Oct. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of lease agreements
Fiscal Year
2022	$21,321
Total lease payments	21,321
Less present value discount	(6,321)
Lease liability	16,234
Less operating lease short term	(16,234)
Operating lease liability, long term	$-